Long-term Debt - Additional Information (Detail) $ in Thousands																	3 Months Ended		12 Months Ended
	Feb. 03, 2021 USD ($)	Jan. 22, 2021 USD ($)	Oct. 23, 2020	Aug. 31, 2020 USD ($)	Aug. 19, 2020 USD ($)	May 13, 2020 USD ($)	Mar. 16, 2020 USD ($)	Feb. 20, 2020	Feb. 06, 2020 USD ($)	Feb. 01, 2020	Feb. 01, 2019 USD ($)	Dec. 18, 2018 USD ($)	May 15, 2017 USD ($)	Jan. 28, 2016 USD ($)	Jan. 10, 2014 USD ($)	Oct. 30, 2012 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 16, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Sep. 16, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt instrument description																	On February 6, 2020, Lamar Media entered into a Fourth Amended and Restated Credit Agreement (the “Fourth Amended and Restated Credit Agreement”) with certain of Lamar Media’s subsidiaries as guarantors, JPMorgan Chase Bank, N.A. as administrative agent and the lenders party thereto, under which the parties agreed to amend and restate Lamar Media’s existing senior credit facility. The Fourth Amended and Restated Credit Agreement amended and restated the Third Amended and Restated Credit Agreement dated as of May 15, 2017, as amended (the “Third Amended and Restated Credit Agreement”).
Delinquency Ratio Due To Fourth Amendment To Receivables Financing Agreement			13.00%
Dilution Ratio Due To Fourth Amendmen To Receivables Financing Agreement			5.00%
Debt Instrument, Redemption Price, Principal Amount Redeemed	$ 650,000
Debt Instrument, Face Amount																	$ 2,880,369			$ 2,926,633
Proceeds received from term A loans																		$ 598,500		598,500	$ 599,250
Redeemed percentage of aggregate principal amount									104.00%
Adjusted Rate									1.50%
Ratio of indebtedness to net capital one									3.25
Outstanding revolving credit facility																	25,000			0
Letter of credit outstanding balance																				13,970
Remaining borrowing capacity under revolving credit facility																	710,630			736,030
Aggregate principal amount of debt issued																	2,880,369			2,926,633
Debt instrument outstanding amount																	2,880,369			2,926,633			$ 3,004,532
Debt Instrument, Interest Rate, Stated Percentage	5.75%								4.00%
Loss on debt extinguishment																	$ 21,604	18,179		25,235	15,429
Redemption price percentage of the principal amount to be purchased									40.00%
Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount		100.00%
4% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption period																	120 days
Debt instrument outstanding amount																	$ 549,299			$ 549,280
Debt Instrument, Interest Rate, Stated Percentage					4.00%				4.00%								4.00%			4.00%
Redemption price percentage of the principal amount to be purchased									101.00%
4% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes									40.00%
Redemption percentage of issued notes which remain outstanding									60.00%
Redeemed percentage of aggregate principal amount									104.00%
Redemption price percentage of the principal amount to be purchased									60.00%
4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount									100.00%
4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 150,000				$ 400,000
Aggregate principal amount of debt issued					$ 150,000				400,000
Debt instrument outstanding amount									$ 400,000
Debt Instrument, Interest Rate, Stated Percentage					4.00%				4.00%
Net proceeds from the issuance of debt					$ 146,900				$ 395,000
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument description																				3.75%
Redemption percentage of aggregate principal amount of senior notes									40.00%
Redemption percentage of issued notes which remain outstanding									60.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	102.875%
Redemption period		120 days
Redeemed percentage of aggregate principal amount									103.75%
Debt instrument outstanding amount																	$ 600,000			$ 600,000
Debt Instrument, Interest Rate, Stated Percentage									3.75%								3.34%			3.75%
Redemption price percentage of the principal amount to be purchased									60.00%
3 3/4% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes									100.00%
Redeemed percentage of aggregate principal amount									100.00%
Redemption price percentage of the principal amount to be purchased									101.00%
3 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount									101.00%
3 3/4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 600,000
Aggregate principal amount of debt issued									$ 600,000
Debt Instrument, Interest Rate, Stated Percentage									3.75%
Net proceeds from the issuance of debt									$ 592,500
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes						40.00%
Redemption percentage of issued notes which remain outstanding						60.00%
Redeemed percentage of aggregate principal amount						104.875%			104.875%
Debt instrument outstanding amount																	$ 400,000			$ 400,000
Debt Instrument, Interest Rate, Stated Percentage																	4.78%			4.875%
4 7/8% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount						100.00%			101.00%
Redemption price percentage of the principal amount to be purchased						101.00%
4 7/8% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 400,000
Aggregate principal amount of debt issued						$ 400,000
Debt Instrument, Interest Rate, Stated Percentage						4.875%
Net proceeds from the issuance of debt						$ 395,000
3 5/8% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes		40.00%
Redemption percentage of issued notes which remain outstanding		60.00%
Redemption period		120 days
Redeemed percentage of aggregate principal amount		103.62%
Debt instrument outstanding amount																	$ 550,000
Debt Instrument, Interest Rate, Stated Percentage																	3.58%
Redemption price percentage of the principal amount to be purchased		101.00%
3 5/8% Senior Notes [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 550,000
Proceeds received from term A loans		542,500
Aggregate principal amount of debt issued		$ 550,000
Debt Instrument, Interest Rate, Stated Percentage		3.625%
3 5/8% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 550,000
Proceeds received from term A loans																	$ 542,500
Aggregate principal amount of debt issued		$ 550,000
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Increase in delinquency ratio																	11.00%			11.00%
Increase in dilution ratio																	7.00%			7.00%
Increase in days sales outstanding																	75 days			75
Number of days sales outstanding																	65 days			65
Delinquency ratio			13.00%														8.00%			8.00%
Dilution ratio			5.00%														4.00%			4.00%
Percentage of commitment to maintain minimum borrowings			70.00%														50.00%			50.00%
Minimum Funding Threshold			requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 70.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries had the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.														requires the Special Purpose Subsidiaries to maintain minimum borrowings under the			requires the Special Purpose Subsidiaries to maintain minimum borrowings under the
Debt Instrument, Face Amount												$ 175,000
Debt instrument maturity date												Dec. 17, 2021
Aggregate principal amount of debt issued												$ 175,000
Debt instrument outstanding amount																	$ 155,000			$ 122,500			175,000
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 535,000
Debt Instrument Redemption outstanding Amount				$ 267,500																		$ 267,500
Redeemed percentage of aggregate principal amount				100.833%															100.833%
Aggregate principal amount of debt issued																$ 535,000
Debt instrument outstanding amount																							$ 535,000
Debt Instrument, Interest Rate, Stated Percentage																5.00%							5.00%
Net proceeds from the issuance of debt																$ 527,100
Loss on debt extinguishment																	21,604			7,051
Loss on debt extinguishment on cash																	18,700			$ 4,456
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption, description																				Lamar Media used the proceeds from the 4% Senior Notes (defined below) and 3 3/4% Senior Notes (defined below) to redeem in full all of the 5 3/8% Notes on February 20, 2020 at a redemption price of 101.792% of the aggregate principal amounts of the outstanding 5 3/8% Notes, plus accrued and unpaid interest up to but not including the redemption date.
Debt Instrument, Face Amount															$ 510,000
Redeemed percentage of aggregate principal amount								101.792%
Aggregate principal amount of debt issued															$ 510,000
Debt instrument outstanding amount																							$ 510,000
Debt Instrument, Interest Rate, Stated Percentage															5.375%								5.375%
Net proceeds from the issuance of debt															$ 502,300
Loss on debt extinguishment																				$ 12,576
Loss on debt extinguishment on cash																				9,139
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 400,000
Aggregate principal amount of debt issued														$ 400,000
Debt instrument outstanding amount																				$ 653,631			$ 654,345
Debt Instrument, Interest Rate, Stated Percentage														5.75%						5.75%			5.75%
Net proceeds from the issuance of debt														$ 394,500
Redemption price percentage of the principal amount to be purchased										101.00%
5 3/4% Senior Notes [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Subsequent Event, Description	On February 3, 2021, the Company subsequently redeemed in full all outstanding 5 3/4% Senior Notes.
Debt Instrument, Interest Rate, Stated Percentage		5.75%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount										100.00%
5 3/4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 250,000
Aggregate principal amount of debt issued											$ 250,000
Debt Instrument, Interest Rate, Stated Percentage									3.75%		5.75%
Net proceeds from the issuance of debt											$ 251,500
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit outstanding balance																	14,370
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Proceeds received from term A loans																		598,500		$ 598,500	599,250
Debt instrument outstanding amount																				2,926,633			$ 3,004,532
Debt Instrument, Interest Rate, Stated Percentage																							5.75%
Loss on debt extinguishment																	21,604	$ 18,179		25,235	$ 15,429
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																				$ 549,280
Debt Instrument, Interest Rate, Stated Percentage																				4.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																				$ 600,000
Debt Instrument, Interest Rate, Stated Percentage																				3.75%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																				$ 400,000
Debt Instrument, Interest Rate, Stated Percentage																				4.375%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Available borrowing on accounts receivable securitization																	$ 11,400			$ 52,500
Debt instrument outstanding amount																				122,500			$ 175,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																							$ 535,000
Debt Instrument, Interest Rate, Stated Percentage																							5.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																							$ 510,000
Debt Instrument, Interest Rate, Stated Percentage																							5.375%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount																				$ 653,631			$ 654,345
Debt Instrument, Interest Rate, Stated Percentage																				5.75%
Debt Instrument Repurchase Program [Member] | Senior or Senior Subordinated Notes and other Indebtedness [Member]
Debt Instrument [Line Items]
Debt repurchase program, authorized amount							$ 250,000
Debt instrument repurchase expiry date							Sep. 30, 2021										Sep. 30, 2021
Debt instrument repurchased under the program							$ 0													$ 0
For Up To Two Additional Periods [Member] | Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Delinquency ratio			16.00%
Delinquency Ratio Due To Fourth Amendment To Receivables Financing Agreement			16.00%
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility									$ 750,000				$ 750,000
Debt instrument maturity date									Feb. 06, 2025				Feb. 06, 2025
Loss on debt extinguishment																	$ 5,603			$ 5,608
Term A Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility													$ 600,000
Proceeds received from term A loans													$ 600,000
Term A Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate													1.50%
Term A Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate													1.50%
Ratio of indebtedness to net capital one													3.25
Ratio of indebtedness to net capital minimum													1
Term A Loan Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate													1.25%
Term B Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility									$ 600,000
Debt instrument maturity date									Feb. 06, 2027				Feb. 06, 2027
Proceeds received from term A loans									$ 600,000
Term B Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate									1.50%
Term B Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate									0.50%				0.50%
Revolving Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt instrument maturity date																	Feb. 06, 2025			Feb. 06, 2025
Revolving Credit Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital one													4.50
Ratio of indebtedness to net capital minimum									1				1.00
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate									1.25%				0.50%
Ratio of indebtedness to net capital one													3.25
Ratio of indebtedness to net capital minimum									1				1
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate									0.25%				0.25%